Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Cash interest on debt facilities	$ 0	$ (32)	$ 0		$ (73)	$ (24)	$ (25)	$ (256)	$ (360)
Interest on SFL leases	(7)	0	(18)		0	(73)	(84)	(12)	0
Unwind of discount debt	0	0	0		1	0	0	(44)	(47)
Write off of discount on debt				$ (86)			0	(86)	0
Interest expense	(7)	(33)	(18)		(73)	(97)	$ (109)	$ (398)	$ (407)
Interest Expense, Debt	0	(32)	0		(73)	(24)
Guarantee and Commission Fees	$ 0	$ (1)	$ 0		$ (1)	$ 0